Short-term borrowings (Q2)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Short-term borrowings
6. Short-term borrowings
As of June 30, 2022, the Company had short-term borrowings of $0.6 million consisting of a Commercial Insurance Premium Finance and Security Agreement (the “Finance and Security Agreement”) entered into in January 2022. The Finance and Security Agreement has a nine-month repayment period with an annual interest rate of 2.93% and a maturity of September 22, 2022. Collateral under the Finance and Security Agreement includes the right, title, and interest in the underlying business insurance policies.